Investment in Marketable Debt Securities (Details) - Schedule of Changes in Allowance for Credit Losses on Available for Sale Fixed Maturity Securities - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Line Items]
Balance, beginning of year	$ 154,350	$ 93,596
Balance, end of year	196,641	154,350
Securities for which allowance for credit losses were not previously recorded	$ 42,291	$ 60,754